Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Total costs and expenses	¥ (30,558)	¥ (12,405)	¥ (44,090)
Net Loss from subsidiaries and net loss of VIEs and VIEs' subsidiaries	(7,685,211)	(6,713,764)	(2,940,906)
(Loss)/Gain from non-operations	218,756	(63,059)	(26,708)
Loss before income tax expenses	(7,497,013)	(6,789,228)	(3,011,704)
Net loss	¥ (7,497,013)	¥ (6,789,228)	¥ (3,011,704)